Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension And Postretirement Benefits
Pension And Postretirement Benefits

NOTE 11. PENSION AND POSTRETIREMENT BENEFITS

Pension Benefits and Postretirement Benefits

Substantially all of our U.S. employees are covered by one of our noncontributory pension and death benefit plans. Our newly hired management employees participate in a cash balance pension program, while longer-service management employees participate in a pension program that has a traditional pension formula (i.e., a stated percentage of employees' adjusted career income) and a frozen cash balance, or a program that has a defined lump sum formula. Nonmanagement employees' pension benefits are generally calculated using one of two formulas: benefits are based on a flat dollar amount per year according to job classification or are calculated under a cash balance plan that is based on an initial cash balance amount and a negotiated annual pension band and interest credits. Most nonmanagement employees can elect to receive their pension benefits in either a lump sum payment or an annuity.

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

During 2012, approximately 90,000 collectively bargained employees ratified new agreements. For the vast majority of covered employees, the agreements provided for a pension band increase of 1 percent for each year of the agreement. These agreements also provide for continued health care coverage with a modest increase to employee costs over the agreement term. There were also modest increases to retiree costs for continued health care coverage for retirees.

During 2012, we transferred the funding of the payment of postretirement death benefits not already in the Voluntary Employee Benefit Association (VEBA) trust from the pension trust to the postretirement VEBA trust.

In 2011, we announced that beginning in 2013, as a result of federal healthcare reform, we would begin contracting with a Medicare Part D plan on a group basis to provide prescription drug benefits to certain Medicare eligible retirees. This plan change resulted in the adoption of plan amendments during the fourth quarter of 2011, and will allow the Company to be eligible for greater Medicare Part D plan subsidies over time.

Obligations and Funded Status

For defined benefit pension plans, the benefit obligation is the “projected benefit obligation,” the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

For postretirement benefit plans, the benefit obligation is the “accumulated postretirement benefit obligation,” the actuarial present value as of a date of all future benefits attributed under the terms of the postretirement benefit plan to employee service rendered to the valuation date.

The following table presents this reconciliation and shows the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Benefit obligation at beginning of year	$56,110	$53,917	$34,953	$36,638
Service cost - benefits earned during the period	1,216	1,186	336	362
Interest cost on projected benefit obligation	2,800	2,958	1,725	2,051
Amendments	(905)	-	(2,768)	(1,830)
Actuarial loss	6,707	2,972	4,844	478
Special termination benefits	12	27	5	4
Benefits paid	(5,729)	(4,950)	(2,608)	(2,750)
Transfer for sale of Advertising Solutions segment	(149)	-	(207)	-
Plan transfers	(1,151)	-	1,151	-
Benefit obligation at end of year	$58,911	$56,110	$37,431	$34,953

The following table presents the change in the value of plan assets for the years ended December 31 and the plans' funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Fair value of plan assets at beginning of year	$45,907	$47,621	$9,890	$12,747
Actual return on plan assets	5,041	2,238	1,266	(224)
Benefits paid[1]	(5,729)	(4,950)	(1,842)	(2,633)
Contributions	3	1,000	-	-
Transfer for sale of Advertising Solutions segment	(165)	-	(19)	-
Other	3	(2)	-	-
Fair value of plan assets at end of year	45,060	45,907	9,295	9,890
Unfunded status at end of year[2]	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
VEBA assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with ERISA regulations.

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Current portion of employee benefit obligation[1]	$-	$-	$(2,116)	$(2,288)
Employee benefit obligation[2]	(13,851)	(10,203)	(26,020)	(22,775)
Net amount recognized	$(13,851)	$(10,203)	$(28,136)	$(25,063)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

Prior service credits included in our accumulated OCI that have not yet been recognized in net periodic benefit cost were $1,035 for pension and $7,688 for postretirement benefits at December 31, 2012, and $149 for pension and $5,896 for postretirement benefits at December 31, 2011.

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $57,010 at December 31, 2012, and $53,640 at December 31, 2011.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Our combined net pension and postretirement cost recognized in our consolidated statements of income was $10,257, $7,288 and $3,750 for the years ended December 31, 2012, 2011 and 2010. A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded.

The following tables present the components of net periodic benefit obligation cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Service cost – benefits earned during the period	$1,216	$1,186	$1,075	$336	$362	$348
Interest cost on projected benefit obligation	2,800	2,958	3,150	1,725	2,051	2,257
Expected return on assets	(3,520)	(3,690)	(3,775)	(811)	(1,040)	(943)
Amortization of prior service cost (credit)	(15)	(15)	(16)	(927)	(694)	(624)
Actuarial (gain) loss	5,206	4,498	1,768	4,247	1,672	510
Net pension and postretirement cost[1]	$5,687	$4,937	$2,202	$4,570	$2,351	$1,548
[1]	During 2012, 2011 and 2010, the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 reduced postretirement benefit cost by $142, $280 and $237. This effect is included in several line items above.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Prior service (cost) credit	$559	$-	$-	$1,686	$1,134	$459
Amortization of prior service cost (credit)	(10)	(10)	(10)	(575)	(430)	(388)
Total recognized in other comprehensive (income) loss (net of tax)	$549	$(10)	$(10)	$1,111	$704	$71

The estimated prior service credits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $94 for pension and $1,049 for postretirement benefits.

Assumptions

In determining the projected benefit obligation and the net pension and postemployment benefit cost, we used the following significant weighted-average assumptions:

	2012	2011	2010
Discount rate for determining projected benefit obligation at December 31	4.30%	5.30%	5.80%
Discount rate in effect for determining net cost	5.30%	5.80%	6.50%
Long-term rate of return on plan assets	8.25%	8.25%	8.50%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)	4.00%	4.00%	4.00%

Uncertainty in the securities markets and U.S. economy could result in investment returns less than those assumed. Should the securities markets decline or medical and prescription drug costs increase at a rate greater than assumed, we would expect increasing annual combined net pension and postretirement costs for the next several years. Should actual experience differ from actuarial assumptions, the projected pension benefit obligation and net pension cost and accumulated postretirement benefit obligation and postretirement benefit cost would be affected in future years.

Our expected return on plan assets is calculated using the actual fair value of plan assets. We recognize actual gains and losses on pension and postretirement plan assets immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Discount Rate Our assumed discount rate of 4.30% at December 31, 2012, reflects the hypothetical rate at which the projected benefit obligations could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and the related expected duration for the obligations. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2012, we decreased our discount rate by 1.00%, resulting in an increase in our pension plan benefit obligation of $7,030 and an increase in our postretirement benefit obligation of $4,546. For the year ended December 31, 2011, we decreased our discount rate by 0.50%, resulting in an increase in our pension plan benefit obligation of $3,384 and an increase in our postretirement benefit obligation of $2,114.

Expected Long-Term Rate of Return Our expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. Our expected long-term rate of return on plan assets assumption was 8.25% for the year ended December 31, 2012. In 2013, due to the continued uncertainty in the securities markets, the U.S. economy and the plans' asset mix, we have lowered our expected long-term rate of return on plan assets to 7.75%. In setting the long-term assumed rate of return, management considers capital markets future expectations and the asset mix of the plans' investments. Actual long-term return can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 0.50% decrease in the actual long-term rate of return would cause 2013 combined pension and postretirement cost to increase $260. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase cost of 3.00% in 2013 and 4.00% in 2012 reflects the long-term average rate of salary increases. Based on historic salary increase experience and management's expectations of future salary increases, we reduced our expected composite rate of compensation increase assumption from 4.00% to 3.00% in 2013.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. In addition to the healthcare cost trend in 2012, we assumed an annual 3.00% growth in administrative expenses and an annual 3.00% growth in dental claims. For 2013, we have assumed an annual 2.50% growth in administrative expenses. Our assumed annual healthcare cost trend rate for 2013 and 2012 is 5.00% and our ultimate trend rate is 5.00%.

A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$260	$(208)
Increase (decrease) in accumulated postretirement benefit obligation	3,676	(3,362)

Plan Assets

Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. We have a required contribution to our pension plans for 2013 of approximately $300.

In October 2012, we filed an application with the U.S. Department of Labor (DOL) for approval to make a voluntary contribution of a preferred equity interest in our Mobility business to the trust used to pay qualified pension benefits, under plans sponsored by AT&T. The preferred equity interest is estimated to be valued at $9,500 upon contribution. We anticipate approval in 2013, and expect to make the contribution at that time. As currently proposed, the preferred equity interest will not be included in plan assets in our consolidated financial statements upon contribution, but will constitute a qualified plan asset for ERISA funding purposes. Final determination of whether it will qualify as a plan asset for financial reporting purposes is subject to the final terms of the preferred equity interest.

We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be broadly diversified across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses. The current asset allocation policy and risk level for the pension plan and VEBA assets are based on a study completed and approved during 2011.

The plans' weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2012	2011	Target			2012	2011
Equity Securities:
Domestic	25%	-	35%	26%	24%	32%	-	42%	37%	39%
International	10%	-	20%	16	15	28%	-	38%	33	31
Fixed income securities	30%	-	40%	34	34	19%	-	29%	24	21
Real assets	6%	-	16%	11	11	0%	-	6%	1	1
Private equity	4%	-	14%	13	13	0%	-	9%	4	5
Other	0%	-	5%	-	3	0%	-	7%	1	3
Total				100%	100%				100%	100%

At December 31, 2012, AT&T securities represented less than 0.5% of assets held by our pension plans and VEBA trusts.

Investment Valuation

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See “Fair Value Measurements” for further discussion.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Shares of registered investment companies are valued based on quoted market prices, which represent the net asset value of shares held at year-end. Over-the-counter (OTC) securities and government obligations are valued at the bid price or the average of the bid and asked price on the last business day of the year from published sources where available and, if not available, from other sources considered reliable. Depending on the types and contractual terms of OTC derivatives, fair value is measured using valuation techniques, such as the Black-Scholes option pricing model, simulation models or a combination of various models.

Common/collective trust funds, pooled separate accounts, and other commingled (103-12) investment entities are valued at quoted redemption values that represent the net asset values of units held at year-end which management has determined approximates fair value.

Alternative investments, including investments in private equity, real estate, natural resources (included in real assets), mezzanine and distressed debt (included in partnerships/joint ventures), limited partnership interest, fixed income securities and hedge funds do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed, and such differences could be material. Alternative investments not having an established market are valued at fair value as determined by the investment managers. Private equity, mezzanine and distressed investments are often valued initially by the investment managers based upon cost. Thereafter, investment managers may use available market data to determine adjustments to carrying value based upon observations of the trading multiples of public companies considered comparable to the private companies being valued. Such market data used to determine adjustments to accounts for cash flows and company-specified issues include current operating performance and future expectations of the investments, changes in market outlook, and the third-party financing environment. Private equity partnership holdings may also include publicly held equity investments in liquid markets that are marked-to-market at quoted public values, subject to adjustments for large positions held. Real estate and natural resource direct investments are valued either at amounts based upon appraisal reports prepared by independent third-party appraisers or at amounts as determined by internal appraisals performed by the investment manager, which have been agreed to by an external valuation consultant. Fixed income securities valuation is based upon pricing provided by an external pricing service when such pricing is available. In the event a security is too thinly traded or narrowly held to be priced by such a pricing service, or the price furnished by such external pricing services is deemed inaccurate, the managers will then solicit broker/dealer quotes (spreads or prices). In cases where such quotes are available, fair value will be determined based solely upon such quotes provided. Managers will typically use a pricing matrix for determining fair value in cases where an approved pricing service or a broker/dealer is unable to provide a fair valuation for specific fixed-rate securities such as many private placements. New fixed-rate securities will be initially valued at cost at the time of purchase. Thereafter, each bond will be assigned a spread from a pricing matrix that will be added to current Treasury rates. The pricing matrix derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements

See Note 9 “Fair Value Measurements and Disclosure” for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2012

Pension Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$144	$-	$-	$144
Interest bearing cash	56	235	-	291
Foreign currency contracts	-	1	-	1
Equity securities:
Domestic equities	8,291	-	-	8,291
International equities	6,361	29	-	6,390
Fixed income securities:
Asset-backed securities	-	543	14	557
Mortgage-backed securities	-	2,324	-	2,324
Collateralized mortgage-backed securities	-	311	-	311
Collateralized mortgage obligations/REMICS	-	523	1	524
Other Corporate and other bonds and notes	140	4,903	600	5,643
Government and municipal bonds	50	5,301	-	5,351
Private equity funds	-	-	5,797	5,797
Real estate and real assets	-	-	4,766	4,766
Commingled funds	-	4,927	426	5,353
Securities lending collateral	868	1,930	1	2,799
Receivable for variation margin	72	-	-	72
Assets at fair value	15,982	21,027	11,605	48,614

Investments sold short and other liabilities at fair value	563	7	-	570
Total plan net assets at fair value	$15,419	$21,020	$11,605	$48,044
Other assets (liabilities)[1]				(2,984)
Total Plan Net Assets				$45,060
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$169	$243	$-	$412
Equity securities:
Domestic equities	2,575	-	-	2,575
International equities	2,685	1	-	2,686
Fixed income securities:
Asset-backed securities	-	29	-	29
Collateralized mortgage-backed securities	-	79	-	79
Collateralized mortgage obligations	-	46	-	46
Other Corporate and other bonds and notes	1	383	17	401
Government and municipal bonds	22	598	-	620
Commingled funds	82	2,038	4	2,124
Private equity assets	-	-	343	343
Real assets	-	-	110	110
Securities lending collateral	544	81	-	625
Assets at fair value	6,078	3,498	474	10,050

Total plan net assets at fair value	$6,078	$3,498	$474	$10,050
Other assets (liabilities)[1]				(755)
Total Plan Net Assets				$9,295
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2012:

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$4	$824	$5,931	$5,213	$11,972
Realized gains (losses)	(1)	16	459	165	639
Unrealized gains (losses)	1	33	32	10	76
Transfers in	-	120	12	24	156
Transfers out	-	(2)	-	-	(2)
Purchases	-	142	610	918	1,670
Sales	(4)	(91)	(1,247)	(1,564)	(2,906)
Balance at end of year	$-	$1,042	$5,797	$4,766	$11,605

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$24	$437	$124	$585
Realized gains (losses)	-	58	16	74
Unrealized gains (losses)	-	(39)	(5)	(44)
Purchases	-	20	33	53
Sales	(3)	(133)	(58)	(194)
Balance at end of year	$21	$343	$110	$474

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2011:

Pension Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$64	$1	$-	$65
Interest bearing cash	1	-	-	1
Foreign currency contracts	-	6	-	6
Equity securities:
Domestic equities	8,299	5	-	8,304
International equities	5,873	62	4	5,939
Fixed income securities:
Asset-backed securities	-	413	8	421
Mortgage-backed securities	-	3,038	-	3,038
Collateralized mortgage-backed securities	-	316	-	316
Collateralized mortgage obligations/REMICS	-	490	-	490
Other Corporate and other bonds and notes	105	5,386	420	5,911
Government and municipal bonds	71	4,695	-	4,766
Private equity funds	-	1	5,931	5,932
Real estate and real assets	-	10	5,213	5,223
Commingled funds	-	6,092	393	6,485
Securities lending collateral	1,295	2,879	3	4,177
Assets at fair value	15,708	23,394	11,972	51,074

Investments sold short and other liabilities at fair value	600	6	-	606
Total plan net assets at fair value	$15,108	$23,388	$11,972	$50,468
Other assets (liabilities)[1]				(4,561)
Total Plan Net Assets				$45,907
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$30	$340	$-	$370
Equity securities:
Domestic equities	2,964	1	-	2,965
International equities	2,579	1	-	2,580
Fixed income securities:
Asset-backed securities	-	51	-	51
Collateralized mortgage-backed securities	-	60	-	60
Collateralized mortgage obligations	-	28	-	28
Other Corporate and other bonds and notes	-	334	19	353
Government and municipal bonds	48	619	-	667
Commingled funds	175	2,245	5	2,425
Private equity assets	-	3	437	440
Real assets	-	-	124	124
Securities lending collateral	780	108	-	888
Receivable for foreign exchange contracts	3	-	-	3
Assets at fair value	6,579	3,790	585	10,954

Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$6,576	$3,790	$585	$10,951
Other assets (liabilities)[1]				(1,061)
Total Plan Net Assets				$9,890
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2011:

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$441	$5,617	$4,570	$10,628
Realized gains (losses)	(1)	17	164	2	182
Unrealized gains (losses)	1	(6)	448	666	1,109
Transfers in	3	393	-	-	396
Purchases	1	95	844	859	1,799
Sales	-	(116)	(1,142)	(884)	(2,142)
Balance at end of year	$4	$824	$5,931	$5,213	$11,972

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$45	$496	$157	$698
Realized gains (losses)	-	70	(28)	42
Unrealized gains (losses)	-	(23)	31	8
Purchases	8	175	53	236
Sales	(29)	(281)	(89)	(399)
Balance at end of year	$24	$437	$124	$585

Estimated Future Benefit Payments

Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2012. Because benefit payments will depend on future employment and compensation levels, average years employed, average life spans, and payment elections, among other factors, changes in any of these factors could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits	Medicare Subsidy Receipts
2013	$4,697	$2,371	$(18)
2014	4,395	2,249	(20)
2015	4,282	2,180	(23)
2016	4,215	2,131	(26)
2017	4,169	2,076	(30)
Years 2018 - 2022	20,286	9,924	(195)

Supplemental Retirement Plans

We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated nonbankruptcy remote trust that are independently managed and used to provide for these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral.

We use the same significant assumptions for the discount rate and composite rate of compensation increase used in determining the projected benefit obligation and the net pension and postemployment benefit cost. The following tables provide the plans' benefit obligations and fair value of assets at December 31 and the components of the supplemental retirement pension benefit cost. The net amount recorded as “Other noncurrent liabilities” on our consolidated balance sheets at December 31, 2012, was $2,456 and $2,294 at December 31, 2011.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets:

	2012	2011
Projected benefit obligation	$(2,456)	$(2,294)
Accumulated benefit obligation	(2,392)	(2,223)
Fair value of plan assets	-	-

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2012	2011	2010
Service cost – benefits earned during the period	$10	$14	$12
Interest cost on projected benefit obligation	116	126	134
Amortization of prior service cost (credit)	-	2	2
Actuarial (gain) loss	230	81	186
Net supplemental retirement pension cost	$356	$223	$334

Other Changes Recognized in Other Comprehensive Income	2012	2011	2010
Prior service (cost) credit	$(1)	$6	$(5)
Amortization of prior service cost (credit)	-	1	(2)
Total recognized in other comprehensive (income) loss (net of tax)	$(1)	$7	$(7)

The estimated prior service credit for our supplemental retirement plan benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $1.

Deferred compensation expense was $118 in 2012, $96 in 2011 and $96 in 2010. Our deferred compensation liability, included in “Other noncurrent liabilities,” was $1,061 at December 31, 2012, and $1,010 at December 31, 2011.

Contributory Savings Plans

We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost is based on the cost of shares or units allocated to participating employees' accounts and was $634, $636 and $607 for the years ended December 31, 2012, 2011 and 2010.